Stockholders' Equity (Details 2) (USD $)	9 Months Ended
Sep. 30, 2013
Schedule of nonvested share activity
Number of Non-vested equity Shares, Beginning balance
Number of Non-vested equity Shares, Granted	636,000
Number of Non-vested equity Shares, Vested
Number of Non-vested equity Shares, Forfeited
Number of Non-vested equity Shares, Ending balance	636,000
Weighted-Average Grant Date Fair Value, Beginning balance
Weighted-Average Grant Date Fair Value, Granted
Weighted-Average Grant Date Fair Value, Vested
Weighted-Average Grant Date Fair Value, Forfeited
Weighted-Average Grant Date Fair Value, Ending balance